Prepaid Expenses and Accrued Income (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Accrued Income
Schedule of prepaid expenses and accrued income

	December 31,
	2022	2021
Accrued royalties	2,287	—
Prepaid insurance premiums	9,148	10,813
Prepaid interest costs	3,693	—
Prepaid expenses for research and development	45,454	27,888
Prepaid expenses for marketing and selling	8,194	—
Other prepaid expenses	1,964	6,331
Total	70,741	45,032